RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Plan held 994,167 and 1,060,102 ordinary shares of The Procter & Gamble Company with a cost of ¥26.31 billion ($182.49 million) and ¥23.46 billion, as of June 30, 2025 and 2024, respectively. For the years ended June 30, 2025, 2024 and 2023, the Plan recorded dividend income of ¥447.91 million, ¥459.31 million and ¥411.69 million, respectively.
During the years ended June 30, 2025, 2024 and 2023, the Plan received contributions amounting to ¥212.71 million, ¥216.18 million and ¥216.63 million, respectively, from the Companies.